THE ADVISORS’ INNER CIRCLE FUND III	REDWHEEL GLOBAL EMERGING
EQUITY FUND
DECEMBER 31, 2024 (UNAUDITED)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 98.5%

	Shares	Value
Argentina — 1.5%
Grupo Financiero Galicia ADR	18,827	$1,173,299
YPF ADR *	44,557	1,894,118
		3,067,417

Brazil — 6.3%
Ambev	1,470,400	2,794,256
Banco BTG Pactual	471,900	2,077,694
MercadoLibre *	1,543	2,623,779
Petroleo Brasileiro ADR	345,217	4,439,491
Raia Drogasil	420,500	1,497,446
		13,432,666

Canada — 3.1%
Ivanhoe Mines, Cl A *	556,404	6,600,092

China — 33.9%
Alibaba Group Holding ADR	40,590	3,441,626
Alibaba Group Holding	203,203	2,155,514
China International Capital	2,259,997	3,729,834
China Mengniu Dairy	980,000	2,215,359
China Merchants Shekou Industrial Zone Holdings, Cl A	1,281,664	1,798,026
China Resources Land	680,723	1,976,107
Contemporary Amperex Technology, Cl A	152,840	5,569,811
Country Garden Services Holdings	3,047,856	2,165,844
Kuaishou Technology, Cl B *	1,242,364	6,613,296
Li Auto ADR *	145,751	3,496,566
Li Auto, Cl A *	298,600	3,611,438
Longfor Group Holdings	4,982,000	6,413,532
Ping An Insurance Group of China	1,361,500	8,071,251
SF Holding *	382,000	1,659,704
SF Holding, Cl A	95,500	527,267
Tencent Holdings	167,295	8,980,750
Tongwei, Cl A	1,481,398	4,487,271
Zijin Mining Group	3,010,000	5,479,103
		72,392,299

Ghana — 0.8%
Kosmos Energy *	229,918	786,320
Tullow Oil *	2,915,728	782,912
		1,569,232

THE ADVISORS’ INNER CIRCLE FUND III	REDWHEEL GLOBAL EMERGING
EQUITY FUND
DECEMBER 31, 2024 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
Greece — 2.7%
National Bank of Greece	358,467	$2,843,327
Piraeus Financial Holdings	750,285	2,991,133
		5,834,460

India — 10.8%
360 ONE WAM	60,799	891,102
Axis Bank	230,649	2,868,371
Bharat Forge	115,775	1,757,307
DLF	308,121	2,968,787
GMR Airports Infrastructure *	1,990,605	1,826,598
ICICI Bank	368,475	5,516,123
InterGlobe Aviation *	77,350	4,114,657
Macrotech Developers	194,116	3,150,251
		23,093,196

Indonesia — 1.1%
Bank Mandiri Persero	6,710,100	2,361,979

Luxembourg — 1.1%
Zabka Group *	503,388	2,345,959

Mexico — 2.7%
Cemex ADR	591,697	3,337,171
Grupo Financiero Banorte, Cl O	293,400	1,895,912
Wal-Mart de Mexico	177,400	468,226
		5,701,309

Russia — –%
Rosneft Oil PJSC (A)	292,949	—

South Africa — 6.4%
Capitec Bank Holdings	27,102	4,501,690
Gold Fields ADR	315,887	4,169,708
Impala Platinum Holdings *	251,257	1,168,405
MTN Group	491,484	2,395,952
Standard Bank Group	114,967	1,351,091
		13,586,846

South Korea — 7.8%
Amorepacific	6,849	484,683
KB Financial Group	77,986	4,391,467
Kia	42,873	2,901,197
LG Energy Solution *	8,883	2,074,500

THE ADVISORS’ INNER CIRCLE FUND III	REDWHEEL GLOBAL EMERGING
EQUITY FUND
DECEMBER 31, 2024 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
South Korea — (continued)
NAVER	23,012	$3,070,492
Samsung Electronics	103,956	3,709,858
		16,632,197

Taiwan — 9.4%
MediaTek	116,660	5,035,120
Taiwan Semiconductor Manufacturing	324,904	10,653,565
Unimicron Technology	1,036,000	4,455,642
		20,144,327

Turkey — 5.6%
Akbank	2,321,374	4,257,324
BIM Birlesik Magazalar	303,272	4,532,720
Haci Omer Sabanci Holding	1,191,026	3,233,509
		12,023,553

United Kingdom — 1.0%
Anglogold Ashanti	95,305	2,199,639

Vietnam — 2.4%
Hoa Phat Group JSC *	3,286,290	3,436,517
Masan Group *	391,000	1,073,965
Vincom Retail JSC *	956,493	643,667
		5,154,149

Zambia — 1.9%
First Quantum Minerals *	316,086	4,072,503

TOTAL COMMON STOCK
(Cost $191,157,402)		210,211,823

PREFERRED STOCK — 1.4%

Brazil — 1.4%
Itau Unibanco Holding (B)	607,600	3,022,338

TOTAL PREFERRED STOCK
(Cost $3,403,815)		3,022,338

TOTAL INVESTMENTS— 99.9%
(Cost $194,561,217)		$213,234,161

Percentages are based on Net Assets of $213,540,594.

THE ADVISORS’ INNER CIRCLE FUND III	REDWHEEL GLOBAL EMERGING
EQUITY FUND
DECEMBER 31, 2024 (UNAUDITED)

*	Non-income producing security.

(A)	Level 3 security in accordance with fair value hierarchy.

(B)	There is currently no rate available.

ADR	American Depositary Receipt
Cl	Class
JSC	Joint Stock Company
PJSC	Public Joint Stock Company

RWC-QH-001-1500